Short Term Loans From Banks and Others	12 Months Ended
Dec. 31, 2025
Short Term Loans from Banks and Others [Abstract]
SHORT TERM LOANS FROM BANKS AND OTHERS

Note 14:- short term loans from banks and others

	December 31, 2025 Interest rate		December 31,
	(%)	Currency	2025	2024

Current maturities of long-term loans from banks and others	1.9 – 8.4	NIS	$48,341	$38,976
Current maturities of long-term loans from banks	6.5-6.6	USD	10,220	13,516
Commercial securities not listed	P-1.25	NIS	97,788	82,259
Short-term bank loans and credit line	3.4 – P+0.95	NIS and USD	20,481	5,738
Accrued interest on long-term loans from banks and others	P + 0.02–P+1.2	NIS and USD	1,069	1,293
			$177,899	$141,782